Commitments (Details 4)	6 Months Ended	12 Months Ended
	Jun. 30, 2017 m² decimal	Dec. 31, 2016 m² decimal	Jul. 02, 2015 m²
Commitments (Textual)
Project planned in area of land (Approximately 245 acres)			1,000,000
Omagine Project [Member]
Commitments (Textual)
Project planned in area of land (Approximately 245 acres)	1,000,000	1,000,000
Number of residences for project | decimal	2,100	2,100